Capital assets - Recovery Amounts (Details)	12 Months Ended
Dec. 31, 2025 $ / MMBTU $ / bbl
Disclosure of Capital assets [Line Items]
Commodity price forecast inflation rate percentage	2.00%
2026 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	63.92
2026 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	10
2027 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	69.13
2027 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	9.74
2028 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	74.36
2028 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	9.97
2029 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	76.1
2029 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	10.27
2030 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	77.62
2030 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	10.47
2031 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	79.17
2031 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	10.68
2032 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	80.76
2032 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	10.89
2033 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	82.37
2033 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	11.11
2034 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	84.01
2034 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	11.34
2035 | Brent Crude ($US/bbl)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / bbl	85.69
2035 | NBP ($USD/MMBtu)
Disclosure of Capital assets [Line Items]
Benchmark price forecasts used to calculate the recoverable amounts | $ / MMBTU	11.57